LAND USE RIGHTS (Schedule of Future Amortization Expense) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
LAND USE RIGHTS [Abstract]
2016	$ 94,937
2017	94,937
2018	94,937
2019	94,937
2020	94,937
Thereafter	3,436,399
Land use rights, net	3,911,084	$ 4,231,348
Short-term bank loans
LAND USE RIGHTS [Line items]
Land use rights pledged as collateral	$ 2,491,924
Notes payable
LAND USE RIGHTS [Line items]
Land use rights pledged as collateral		$ 2,694,754
Short-term bank loans related party
LAND USE RIGHTS [Line items]
Land use rights pledged as collateral	$ 1,419,160	$ 1,536,594